Consolidated Statements of Stockholders' Deficit (USD $)	Preferred Stock	Common Stock Issued for acquisition of Aviation Fuel International, Inc.	Common Stock Issued for acquiring interest in business in September 2012	Common Stock Issued September 2012	Common Stock October 2012	Common Stock November 2012	Common Stock January 2013	Common Stock May 2013	Common Stock August 2013	Common Stock October 2013	Common Stock November 2013	Common Stock	Additional Paid-In Capital Issued for acquisition of Aviation Fuel International, Inc.	Additional Paid-In Capital Issued for acquiring interest in business in September 2012	Additional Paid-In Capital Issued September 2012	Additional Paid-In Capital October 2012	Additional Paid-In Capital January 2013	Additional Paid-In Capital May 2013	Additional Paid-In Capital August 2013	Additional Paid-In Capital October 2013	Additional Paid-In Capital November 2013	Additional Paid-In Capital	Accumulated Deficit November 2012	Accumulated Deficit	Issued for acquisition of Aviation Fuel International, Inc.	Issued for acquiring interest in business in September 2012	Issued September 2012	October 2012	November 2012	January 2013	May 2013	August 2013	October 2013	November 2013	Total
Beginning balance, value at Dec. 31, 2011												$ 317										$ 30,649,006		$ (32,105,264)											$ (1,455,941)
Beginning balance, shares at Dec. 31, 2011	200											3,167,747
Common stock issued for acquisitions, value		740	206										3,773,260	5,158,669											3,773,260	5,158,669
Common stock issued for acquisitions, shares		7,400,000	2,063,550																																3,774,000
Common stock issued for services, value				34	222	3	5	25	61	260	508		3,773,260	5,158,669	849,966	5,533,156	82,414	304,775	52,269	743,240	354,792		74,997		3,774,000	5,158,875	850,000	5,533,378	75,000	82,419	304,800	52,330	743,500	355,300	11,617,252
Common stock issued for services, shares				340	2,220,551	25,000	49,951	254,000	606,438	2,600,000	5,075,713																								10,831,993
Common stock issued for conversion of debt, shares
Common stock sold for cash, value
Beneficial conversion feature relating to convertible debt																						250,000													250,000
Fair value of vested options																						123,988													123,998
Net loss																								(19,737,541)											(19,737,541)
Ending balance, value at Dec. 31, 2012												1,522										46,413,042		(518,428,050)											(5,428,241)
Ending valance, shares at Dec. 31, 2012	200											15,216,848
Common stock issued for acquisitions, shares
Common stock issued for services, value							5	25	61	260	508						82,414	304,775	52,269	743,240	354,792									82,419	304,800	52,330	743,500	355,300	1,538,351
Common stock issued for services, shares							49,951	254,000	606,438	2,600,000	5,075,713																								50,000
Common stock issued for conversion of debt, value												1,189										1,473,224													1,474,413
Common stock issued for conversion of debt, shares												11,889,566																							1,376,880
Common stock sold for cash, value												202										141,991													142,193
Common stock sold for cash, shares												2,017,036
Beneficial conversion feature relating to convertible debt																						311,488													311,488
Fair value of vested options																						249,643													249,643
Net loss																								(4,142,642)											(4,142,642)
Ending balance, value at Dec. 31, 2013												$ 3,771										$ 50,126,878		$ (55,985,447)											$ (5,854,798)
Ending valance, shares at Dec. 31, 2013	200											37,709,552